Schedule of Debt (Details) (USD $)	12 Months Ended		0 Months Ended		1 Months Ended
	Apr. 04, 2015	Dec. 31, 2014	Apr. 01, 2014	Dec. 11, 2014	Aug. 24, 2014
RM-DC Note [Member] | First Tranche [Member]
Shares of common stock issuable upon exercise of debt	$ 6,086,956	$ 3,400,000
Exercise price	$ 0.10	$ 0.1
Risk free interest rate		0.04%
Expected dividend yield	0.00%	0.00%
Expected volitility	49.41%	61.54%
Expected exercise term in years		3 months
RM-DC Note [Member] | First Tranche [Member] | Minimum [Member]
Estimated market value of common stock on measurement date	$ 0.09
Risk free interest rate	0.11%
Expected exercise term in years	1 year
RM-DC Note [Member] | First Tranche [Member] | Maximum [Member]
Estimated market value of common stock on measurement date	$ 0.155
Risk free interest rate		0.03%	0.03%
Expected volitility		219.00%
Expected exercise term in years	3 months
RM-DC Note [Member] | Second Tranche [Member]
Shares of common stock issuable upon exercise of debt		6,086,957		6,086,956
Estimated market value of common stock on measurement date				$ 0.05
Exercise price		$ 0.1		$ 0.10
Risk free interest rate		0.25%		0.21%
Expected dividend yield		0.00%		0.00%
Expected volitility		105.00%		102.85%
Expected exercise term in years		1 year		1 year
MP Note [Member]
Shares of common stock issuable upon exercise of debt		$ 13,707,030			$ 4,642,214
Estimated market value of common stock on measurement date					$ 0.05
Exercise price		$ 0.00766			$ 0.02262
Risk free interest rate		0.12%			0.11%
Expected dividend yield		0.00%			0.00%
Expected volitility		76.90%			94.98%
Expected exercise term in years		9 months			1 year